Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting	The Company’s CODM does not review the financial position by operating segment, thus total assets by operating segment is not presented.
	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenues
On-demand delivery solution services	3,412,802	2,828,483	2,334,185	333,784
Others	289,585	218,388	191,712	27,414
Total revenues	3,702,387	3,046,871	2,525,897	361,198
Cost of revenues (Note)
On-demand delivery solution services	(3,268,933)	(2,775,575)	(2,353,152)	(336,496)
Others	(266,845)	(197,583)	(160,372)	(22,933)
Total cost of revenues	(3,535,778)	(2,973,158)	(2,513,524)	(359,429)
Gross profit	166,609	73,713	12,373	1,769
Reconciliation of profit or loss
Operating expenses:
General and administrative	(184,336)	(148,627)	(187,775)	(26,851)
Research and development	(12,378)	(10,690)	(7,114)	(1,017)
Gain on disposal of assets	22,317	75,220	4,441	635
Loss from operations	(7,788)	(10,384)	(178,075)	(25,464)
Non-operating income/(expense):
Interest income	1,047	385	193	28
Interest expense	(4,882)	(4,105)	(4,196)	(600)
Other income/(expense), net	16,704	(2,627)	(230)	(33)
Income/(loss) before income tax	5,081	(16,731)	(182,308)	(26,069)